T. ROWE PRICE All-Cap Opportunities Portfolio
September 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.0%
COMMUNICATION
SERVICES 11.1%
Entertainment 2.3%
Liberty Media Corp-Liberty Formula
One, Class C (1) 74,114 4,617
Netflix (1) 4,926 1,860
Sea, ADR (1) 62,697 2,756
9,233
Interactive Media & Services 6.4%
Alphabet, Class C (1) 126,031 16,617
Meta Platforms, Class A (1) 24,064 7,224
Pinterest, Class A (1) 56,195 1,519
25,360
Wireless Telecommunication
Services 2.4%
T-Mobile U.S. (1) 67,065 9,392
9,392
Total Communication Services 43,985
CONSUMER DISCRETIONARY 8.8%
Broadline Retail 3.5%
Amazon.com (1) 107,826 13,707
13,707
Hotels, Restaurants & Leisure 1.3%
Cava Group (1) 22,898 702
Marriott International, Class A  23,480 4,615
5,317
Specialty Retail 2.4%
AutoZone (1) 1,043 2,649
Home Depot  22,935 6,930
9,579
Textiles, Apparel & Luxury
Goods 1.6%
Lululemon Athletica (1) 13,691 5,279
On Holding, Class A (1) 44,200 1,230
6,509
Total Consumer Discretionary 35,112
CONSUMER STAPLES 5.2%
Beverages 3.3%
Coca-Cola  95,673 5,356
Keurig Dr Pepper  101,474 3,203
PepsiCo  26,125 4,427
12,986
Household Products 1.9%
Procter & Gamble  50,422 7,355
7,355
Total Consumer Staples 20,341
ENERGY 7.0%
Energy Equipment & Services 3.1%
Schlumberger  89,689 5,229
Seadrill (1) 69,352 3,106
Shares $ Value
(Cost and value in $000s)
‡
TechnipFMC  191,454 3,894
12,229
Oil, Gas & Consumable Fuels 3.9%
Diamondback Energy  17,600 2,726
Exxon Mobil  39,600 4,656
Hess  34,036 5,208
Southwestern Energy (1) 430,921 2,779
15,369
Total Energy 27,598
FINANCIALS 12.2%
Banks 1.5%
JPMorgan Chase  30,718 4,455
Western Alliance Bancorp  35,049 1,611
6,066
Capital Markets 2.0%
Charles Schwab  95,942 5,267
Morgan Stanley  30,470 2,489
7,756
Financial Services 7.0%
Apollo Global Management  27,100 2,432
Fiserv (1) 40,755 4,604
FleetCor Technologies (1) 12,500 3,192
Global Payments  22,100 2,550
Mastercard, Class A  4,600 1,821
Visa, Class A  56,505 12,997
27,596
Insurance 1.7%
Chubb  32,856 6,840
6,840
Total Financials 48,258
HEALTH CARE 17.8%
Biotechnology 3.8%
AbbVie  39,239 5,849
Argenx, ADR (1) 3,275 1,610
Karuna Therapeutics (1) 5,984 1,012
Regeneron Pharmaceuticals (1) 4,466 3,675
Seagen (1) 14,400 3,055
15,201
Health Care Equipment &
Supplies 1.4%
Becton Dickinson  9,800 2,534
Intuitive Surgical (1) 3,811 1,114
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $483 (1)(2)(3) 128,372 51
Stryker  6,830 1,866
5,565
Health Care Providers &
Services 6.3%
Cencora  29,400 5,291
Elevance Health  16,552 7,207
HCA Healthcare  8,423 2,072
Humana  5,421 2,637
Molina Healthcare (1) 14,353 4,706

T. ROWE PRICE All-Cap Opportunities Portfolio

Shares $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  6,201 3,127
25,040
Health Care Technology 1.0%
Veeva Systems, Class A (1) 19,610 3,990
3,990
Life Sciences Tools & Services 2.3%
Thermo Fisher Scientific  12,083 6,116
West Pharmaceutical Services  7,833 2,939
9,055
Pharmaceuticals 3.0%
AstraZeneca, ADR  40,758 2,760
Eli Lilly  15,695 8,430
Structure Therapeutics, ADR (1) 13,100 661
11,851
Total Health Care 70,702
INDUSTRIALS & BUSINESS
SERVICES 10.0%
Aerospace & Defense 1.4%
Airbus (EUR)  14,850 1,988
Boeing (1) 17,600 3,373
5,361
Electrical Equipment 0.4%
Hubbell  4,400 1,379
1,379
Ground Transportation 2.4%
Saia (1) 3,431 1,368
Uber Technologies (1) 114,700 5,275
Union Pacific  13,500 2,749
9,392
Industrial Conglomerates 2.9%
General Electric  41,748 4,615
Roper Technologies  14,109 6,833
11,448
Machinery 0.2%
IDEX  4,334 902
902
Professional Services 2.4%
Booz Allen Hamilton Holding  19,980 2,183
Ceridian HCM Holding (1) 44,008 2,986
FTI Consulting (1) 17,900 3,193
Verisk Analytics  4,900 1,158
9,520
Trading Companies &
Distributors 0.3%
SiteOne Landscape Supply (1) 6,154 1,006
1,006
Total Industrials & Business Services 39,008
INFORMATION
TECHNOLOGY 20.6%
IT Services 0.6%
Shopify, Class A (1) 44,300 2,417
2,417
Shares $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor
Equipment 4.7%
NVIDIA  34,406 14,966
Taiwan Semiconductor Manufacturing,
ADR  41,400 3,598
18,564
Software 9.8%
BILL Holdings (1) 18,375 1,995
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $349 (1)(2)(3) 205 219
CCC Intelligent Solutions Holdings (1) 125,155 1,671
Intuit  5,013 2,561
Microsoft  85,075 26,862
Salesforce (1) 14,427 2,926
Synopsys (1) 5,864 2,691
38,925
Technology Hardware, Storage &
Peripherals 5.5%
Apple  126,334 21,630
21,630
Total Information Technology 81,536
MATERIALS 3.5%
Chemicals 2.9%
Linde  22,076 8,220
Nutrien  54,516 3,367
11,587
Metals & Mining 0.6%
ERO Copper (CAD) (1) 102,887 1,774
Warrior Met Coal  13,300 679
2,453
Total Materials 14,040
REAL ESTATE 0.8%
Real Estate Management &
Development 0.3%
Jones Lang LaSalle (1) 8,484 1,198
1,198
Residential Real Estate Investment
Trusts 0.5%
AvalonBay Communities, REIT  11,176 1,919
1,919
Total Real Estate 3,117
Total Common Stocks (Cost
$302,065) 383,697
CONVERTIBLE PREFERRED STOCKS 0.9%
COMMUNICATION SERVICES 0.5%
Interactive Media & Services 0.5%
ByteDance, Series E, Acquisition Date:
7/8/19, Cost $386 (1)(2)(3) 7,838 1,980
Total Communication Services 1,980

T. ROWE PRICE All-Cap Opportunities Portfolio

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY 0.0%
Leisure Products 0.0%
Rad Power Bikes, Series D, Acquisition
Date: 9/16/21, Cost $885 (1)(2)(3) 92,335 36
Total Consumer Discretionary 36
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $292 (1)(2)(3) 36,019 193
Treeline, Series A, Acquisition Date:
9/26/22, Cost $60 (1)(2)(3) 7,690 60
Total Health Care 253
INDUSTRIALS & BUSINESS
SERVICES 0.1%
Aerospace & Defense 0.1%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $541 (1)(2)(3) 12,016 386
ABL Space Systems, Series
B-2, Acquisition Date: 10/22/21,
Cost $232 (1)(2)(3) 3,407 109
Total Industrials & Business Services 495
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Canva, Series A, Acquisition Date:
11/4/21, Cost $20 (1)(2)(3) 12 13
Shares $ Value
(Cost and value in $000s)
‡
Waymo, Series A-2, Acquisition Date:
5/8/20, Cost $747 (1)(2)(3) 8,696 393
Total Information Technology 406
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $441 (1)(2)(3) 9,305 444
Total Materials 444
Total Convertible Preferred Stocks
(Cost $3,604) 3,614
PREFERRED STOCKS 0.5%
HEALTH CARE 0.5%
Life Sciences Tools & Services 0.5%
Sartorius (EUR)  5,719 1,937
Total Health Care 1,937
Total Preferred Stocks (Cost $2,253) 1,937
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve
Fund, 5.40% (4)(5) 4,087,669 4,088
Total Short-Term Investments (Cost
$4,088) 4,088
Total Investments in
Securities 99.4%
(Cost $312,010) $ 393,336
Other Assets Less Liabilities 0.6% 2,238
Net Assets 100.0% $ 395,574
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,884 and represents 1.0% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 208+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government Reserve Fund, 5.40% $ 12,579  ¤  ¤ $ 4,088^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $208 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $4,088.

T. ROWE PRICE All-Cap Opportunities Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price All-Cap Opportunities Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE All-Cap Opportunities Portfolio

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 379,665 $ 3,762 $ 270 $ 383,697
Convertible Preferred Stocks — — 3,614 3,614
Preferred Stocks — 1,937 — 1,937
Short-Term Investments 4,088 — — 4,088
Total $ 383,753 $ 5,699 $ 3,884 $ 393,336

T. ROWE PRICE All-Cap Opportunities Portfolio

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E302-054Q3 09/23